Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (Note 9)	$ 4,831	$ 11,121
Accounts receivable less allowances of $15,175 for 2017	119,504	113,651
Inventories	5,705	5,334
Prepaid income taxes	10,646	29,848
Prepaid expenses	19,154	16,092
Total current assets	159,840	176,046
Investments of deferred compensation plans held in trust (Notes 14 and 16)	65,624	62,067
Properties and equipment, at cost, less accumulated depreciation (Note 12)	162,033	143,034
Identifiable intangible assets less accumulated amortization of $33,283 (2017 - $32,887) (Note 6)	68,253	54,865
Goodwill	510,570	476,887
Other assets	9,209	7,127
Total Assets	975,529	920,026
Current liabilities
Accounts payable	50,150	48,372
Current portion of long-term debt (Note 3)		10,000
Accrued insurance	46,095	46,968
Accrued compensation	63,329	62,933
Accrued legal	1,857	1,786
Other current liabilities	30,239	23,463
Total current liabilities	191,670	193,522
Deferred income taxes (Note 11)	21,598	16,640
Long-term debt (Note 3)	89,200	91,200
Deferred compensation liabilities (Note 14)	64,616	61,800
Other liabilities	17,111	16,510
Total Liabilities	384,195	379,672
Commitments and contingencies (Note 13 and 17)
Stockholders' Equity
Capital stock - authorized 80,000,000 shares $1 par; issued 35,311,418 shares (2017 - 34,732,192 shares)	35,311	34,732
Paid-in capital	774,358	695,797
Retained earnings	1,225,617	1,038,955
Treasury stock - 19,438,358 shares (2017 - 18,694,047 shares) at cost	(1,446,296)	(1,231,332)
Deferred compensation payable in Company stock (Note 14)	2,344	2,202
Total Stockholders' Equity	591,334	540,354
Total Liabilities and Stockholders' Equity	$ 975,529	$ 920,026